Assets Held for Sale and Discontinued Operations - Assets Held for Sale (Details) $ in Millions			1 Months Ended	5 Months Ended	12 Months Ended
	Aug. 19, 2020 CAD ($)	Aug. 19, 2020 USD ($)	Nov. 25, 2019 CAD ($)	Nov. 25, 2019 CAD ($)	Jun. 30, 2020 CAD ($) property	Mar. 31, 2020 CAD ($)
Disclosure Of Non-current Assets Held for Sale [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment					$ 148,234,000
Number of properties listed for sale | property					2
Exeter Property
Disclosure Of Non-current Assets Held for Sale [Line Items]
Proceeds from disposal					$ 8,607,000
Impairment loss recognised in profit or loss, property, plant and equipment			$ 11,000,000	$ 1,400,000
(Loss) gain on disposal					(23,000)
Exeter Property | Land
Disclosure Of Non-current Assets Held for Sale [Line Items]
Proceeds from disposal					1,393,000
(Loss) gain on disposal					(41,000)
Exeter Property | Building & Improvements
Disclosure Of Non-current Assets Held for Sale [Line Items]
Proceeds from disposal					7,214,000
(Loss) gain on disposal					18,000
Jamaica Property | Land
Disclosure Of Non-current Assets Held for Sale [Line Items]
Proceeds from disposal	$ 4,600,000	$ 3.5
Impairment loss recognised in profit or loss, property, plant and equipment					0
Non-current assets or disposal groups classified as held for sale					$ 4,200,000
Latin America Properties | Land
Disclosure Of Non-current Assets Held for Sale [Line Items]
Number of properties listed for sale | property					2
Non-current assets or disposal groups classified as held for sale					$ 2,000,000
At fair value | Exeter Property
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			18,234,000	18,234,000		$ 8,630,000
At fair value | Exeter Property | Land
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			1,919,000	1,919,000		1,434,000
At fair value | Exeter Property | Building & Improvements
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			16,315,000	16,315,000		7,196,000
At fair value | Jamaica Property | Land
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale					$ 4,300,000
Net book value | Exeter Property
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			19,677,000	19,677,000
Net book value | Exeter Property | Land
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			2,653,000	2,653,000
Net book value | Exeter Property | Building & Improvements
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			17,024,000	17,024,000
Impairment | Exeter Property
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			(1,443,000)	(1,443,000)		(9,604,000)
Impairment | Exeter Property | Land
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			(734,000)	(734,000)		(485,000)
Impairment | Exeter Property | Building & Improvements
Disclosure Of Non-current Assets Held for Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			$ (709,000)	$ (709,000)		$ (9,119,000)